CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
NET REVENUES
- Educational programs and services	¥ 102,352	$ 14,840	¥ 113,534	¥ 120,175
COST OF REVENUES
- Educational programs and services	(102,933)	(14,924)	(101,138)	(105,520)
GROSS PROFIT (LOSS)	(581)	(84)	12,396	14,655
OPERATING EXPENSES
Selling and marketing	(10,256)	(1,487)	(19,968)	(18,736)
General and administrative	(50,074)	(7,260)	(47,436)	(40,554)
Impairment loss	(4,534)	(657)		(6,599)
Total operating expenses	(64,864)	(9,404)	(67,404)	(65,889)
OPERATING LOSS	(65,445)	(9,488)	(55,008)	(51,234)
OTHER INCOME (EXPENSE)
Interest income (expenses), net	(698)	(101)	1,515	945
Other (expenses) income, net	3,451	500	(1,657)	(1,302)
Gain on forgiven PPP loan			9,305
Gain on the bargain purchase				40,273
Loss on disposal of subsidiaries	(1,124)	(163)
Total other income	1,629	236	9,163	39,916
LOSS BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS	(63,816)	(9,252)	(45,845)	(11,318)
Income tax benefit			3,220	3,644
LOSS FROM CONTINUING OPERATIONS	(63,816)	(9,252)	(42,625)	(7,674)
(Loss) Income from and on sale of discontinued operations, net of income tax	(34,871)	(5,056)	44,629	(56,307)
NET (LOSS) INCOME	(98,687)	(14,308)	2,004	(63,981)
Less: Net loss attributable to noncontrolling interests from discontinued operations	1,619	235	998	1,269
NET LOSS ATTRIBUTABLE TO ORDINARY SHAREHOLDERS FROM CONTINUING OPREATIONS	(63,816)	(9,252)	(42,625)	(7,674)
NET (LOSS) INCOME ATTRIBUTABLE TO ORDINARY SHAREHOLDERS FROM DISCONTINUED OPREATIONS	(33,252)	(4,821)	45,627	(55,038)
NET INCOME (LOSS) ATTRIBUTABLE TO ORDINARY SHAREHOLDERS	(97,068)	(14,073)	3,002	(62,712)
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX
Foreign translation adjustments	(2,338)	(339)	(711)	6,234
Unrealized loss on short term investments			(99)	(474)
Other comprehensive income (loss)	(2,338)	(339)	(810)	5,760
TOTAL COMPREHENSIVE (LOSS) INCOME	¥ (101,025)	$ (14,647)	¥ 1,194	¥ (58,221)
Net loss from continuing operations per share-basic | (per share)	¥ (1.29)	$ (0.19)	¥ (0.91)	¥ (0.17)
Net loss from continuing operations per share-diluted | (per share)	(1.29)	(0.19)	(0.91)	(0.17)
Net (loss) income from discontinued operations per share-basic | (per share)	(0.67)	(0.10)	0.98	(1.24)
Net (loss) income from discontinued operations per share-diluted | (per share)	¥ (0.67)	$ (0.10)	¥ 0.98	¥ (1.24)
Weighted average shares used in calculating basic net (loss) income per share | shares	49,458,266	49,458,266	46,654,853	44,372,326
Weighted average shares used in calculating diluted net (loss) income per share | shares	49,458,266	49,458,266	46,654,853	44,372,326
General and administrative
Share-based compensation expense from continuing operations included in:
Share-based compensation expenses	¥ 7,468	$ 1,083	¥ 883	¥ 947